Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss and comprehensive loss for the year	$ (4,281,639)	$ (2,749,939)	$ (7,615,864)
Adjustments for non-cash items:
Depreciation and amortization	501,364	272,616	92,700
Depreciation - cost of sales	874,644	825,783	479,490
Services paid in shares	0	0	131,791
Interest expense	343,918	276,597	390,251
Interest income	0	0	(8,303)
Loss on disposal of capital assets	0	150,000	0
Provision for expected credit losses	0	134,083	0
Share-based payments	138,713	890,523	5,332,500
Accretion	0	0	58,405
Gain on settlement of accounts payable	(21,000)	(53,396)	0
Deferred income tax recovery	(152,000)	(31,000)	0
Impairment of goodwill	1,672,233	0	0
Loss on termination of license agreement	1,542,492	0	0
Realized loss on marketable securities	0	0	1,500
Net change in non-cash working capital items:
Amounts receivable	(3,606,445)	(344,914)	(668,972)
Prepaid expenses and deposits	(264,084)	(99,419)	950
Inventory	(2,177,109)	(406,936)	(1,421,237)
Accounts payable and accrued liabilities	6,472,449	81,909	419,069
Deferred revenue	275,575	0	0
Cash provided by (used in) operating activities	1,319,111	(1,054,093)	(2,807,720)
Investing activities
Consideration paid on acquisition of Perceive MD	0	(10,000)	0
Cash received from the acquisition of Perceive MD	0	26,302	0
Cash received from the acquisition of AH BrandCo	0	301,966	0
Long term excise stamp deposits	(402,200)	0	0
Purchases of property and equipment	(625,037)	(581,079)	(1,827,044)
Interest income	0	0	8,303
Cash used in investing activities	(1,027,237)	(262,811)	(1,818,741)
Financing activities
Proceeds on private placement of units, net of share issue costs	0	135,000	3,472,800
Proceeds from warrants exercise	0	0	77,340
Proceeds from mortgage renegotiation, net of transaction costs	0	992,877	0
Mortgage renewal fee	(35,000)	0	(18,345)
Interest paid - mortgage	(265,203)	(208,537)	(196,699)
Interest paid - lease liability	(3,810)	(846)	0
Principal repaid - lease liability	(18,535)	(2,510)	0
Proceeds from short-term loan	300,000	0	0
Proceeds from government loan	0	0	60,000
Cash (used in) provided by financing activities	(22,548)	915,984	3,395,096
Net increase (decrease) in cash	269,326	(400,920)	(1,231,365)
Cash, beginning of year	744,541	1,145,461	2,376,826
Cash, end of year	$ 1,013,867	$ 744,541	$ 1,145,461